CONCENTRATIONS (Tables)	6 Months Ended
Apr. 30, 2022
CONCENTRATIONS.
Summary of concentration of risk

	Six Months Ended April 30,
Carrier	2022	2021
A	*	20%
B	*	19%
C	*	16%
D	15%	*
E	12%	*
F	11%	*
*	Less than 10%